Cover page Cover page	Dec. 27, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 21, 2022
Entity Registrant Name	Strategic Realty Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-54376
Entity Tax Identification Number	90-0413866
Entity Address, Address Line One	550 W Adams St, Suite 200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	312
Local Phone Number	878-4860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001446371
Amendment Flag	false